Form N-CSR Cover	12 Months Ended
Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Funds Trust
Entity Central Index Key	0001111565
Document Period End Date	Aug. 31, 2024